EQUITY (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended	7 Months Ended	12 Months Ended
	Jan. 27, 2022	Dec. 17, 2021	Jun. 30, 2022	Dec. 31, 2021	May 31, 2021	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	May 31, 2020	Dec. 31, 2019	May 31, 2019
The Catalyst Group Entertainment Llc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Members’ Equity				$ 4,726		$ 1,670		$ 4,726	$ 4,726		$ 35,100
Members deficit				(4,726)		(1,670)		(4,726)	(4,726)		(35,100)
Iqi Media Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Members’ Equity				(59,142)		(66,073)		(37,585)	(34,028)		(1,269)
Members deficit				59,142		66,073		37,585	34,028		$ 1,269
Winvest Group Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Members’ Equity				(114,522)	$ (32,298)					$ (26,220)
Members deficit				$ 114,522	$ 32,298					$ 26,220
Common stock, shares authorized										4,500,000,000
Common stock, par or stated value per share (in Dollars per share)										$ 0.001
Common stock, shares outstanding				16,513,983	2,081,719					2,078,299
Preferred stock, shares authorized				300,000,000						300,000,000
Preferred stock, shares outstanding				227,838,680	300,000,000					855,000
Stock based compensation charges					$ 2,469,659
Convertible Preferred Stock, Shares Reserved for Future Issuance				72,161,320
Shares, Issued					3,608,066,021
Stockholders' Equity, Reverse Stock Split				1 for 250 reverse split
Winvest Group Ltd [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Members’ Equity				$ 16,514	$ 2,082					$ 2,079		$ 2,079
Members deficit				$ (16,514)	$ (2,082)					$ (2,079)		$ (2,079)
Common stock, shares authorized					4,500,000,000
Common stock, par or stated value per share (in Dollars per share)					$ 0.001
Common stock, shares outstanding				16,513,983	2,081,719
Conversion of Stock, Shares Issued				14,432,264	3,420
Winvests Group Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Members’ Equity			$ 1,619,358	$ (114,522)
Members deficit			$ (1,619,358)	$ 114,522
Common stock, shares authorized			4,500,000,000	4,500,000,000
Common stock, par or stated value per share (in Dollars per share)			$ 0.001	$ 0.001
Common stock, shares outstanding			17,411,217
Preferred stock, shares authorized			300,000,000	300,000,000
Preferred stock, shares outstanding			227,838,680	227,838,680
Stockholders' Equity, Reverse Stock Split	1 for 250	1 for 250
Common stock, shares issued			17,411,217	16,510,563
Preferred stock, shares issued			227,838,680	227,838,680
Conversion basis			Each share of preferred stock is convertible to 50 shares of common stock.
Winvests Group Ltd [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Members’ Equity			$ 17,411	$ 16,511		16,511	$ 2,081	2,081	2,081
Members deficit			$ (17,411)	$ (16,511)		$ (16,511)	$ (2,081)	$ (2,081)	$ (2,081)